11. JUDICIAL DEPOSITS	12 Months Ended
Dec. 31, 2020
Judicial Deposits
JUDICIAL DEPOSITS
11.	JUDICIAL DEPOSITS

The rollforward of the judicial deposits is set forth below:

	Tax		Labor		Civil, commercial and other		Total
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Beginning balance	244,977	288,377	301,808	351,648	28,965	29,073	575,750	669,098
Additions	12,294	79,702	133,847	176,406	6,719	4,373	152,860	260,481
Release in favor of the Company	(11,948)	(9,440)	(51,414)	(36,461)	(370)	(382)	(63,732)	(46,283)
Release in favor of the counterparty	(907)	(123,371)	(126,405)	(198,821)	(2,055)	(4,825)	(129,367)	(327,017)
Interest	4,574	9,709	11,980	9,056	1,280	726	17,834	19,491
Exchange rate variation	-	-	(4)	(20)	-	-	(4)	(20)
Ending balance	248,990	244,977	269,812	301,808	34,539	28,965	553,341	575,750